Intangible Assets - Summary of Goodwill Impairment Test and Estimated Value in Use after Adjusting The Carrying Values of Assets and Was More Than Carrying Value Of Goodwill (Detail) - USD ($)
$ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Wind Power Segment [Member] | Ostro Energy Group [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 5,615	$ 2,050
Wind Power Segment [Member] | ReNew Vayu Urja (KCT) [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	1,527	1,185
Wind Power Segment [Member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	2,185	2,318
Solar Power Segment [Member] | Prathamesh Solarfarms [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	970	685
Solar Power Segment [Member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,035	$ 911